APPENDIX II - STATEMENT OF VALUE ADDED (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Value Added
Interest and similar income	R$ 162,494,639	R$ 137,183,478	R$ 128,282,707
Net fee and commission income	17,495,456	17,205,209	15,639,965
Impairment losses on financial assets (net)	(29,539,862)	(28,484,030)	(28,008,086)
Other income and expense	(1,052,939)	(2,705,149)	5,260,422
Interest expense and similar charges	(104,860,321)	(80,504,918)	(81,398,673)
Third-party input	(9,305,934)	(8,682,746)	(8,677,366)
Materials, energy and others	(818,329)	(878,393)	(896,232)
Third-party services	(6,650,285)	(6,165,611)	(6,329,546)
Loss/Recovery of Asset Values	(396,946)	(252,487)	(250,173)
Other	(1,440,374)	(1,386,255)	(1,201,415)
Gross added value	35,231,039	34,011,844	31,098,969
Depreciation and amortization	(2,625,783)	(2,731,018)	(2,740,950)
Added value produced	32,605,256	31,280,826	28,358,019
Investments in affiliates and subsidiaries	458,313	312,986	239,236
Added value to distribute	33,063,569	31,593,812	28,597,255
Added value distribution
Employee	R$ 10,324,608	R$ 10,304,959	R$ 9,567,687
Employee Percent	31.20%	32.60%	33.50%
Compensation	R$ 7,453,413	R$ 7,381,229	R$ 6,804,098
Benefits	2,017,686	1,975,443	1,843,988
Government severance indemnity funds for employees - FGTS	582,444	569,555	549,538
Other	271,065	378,732	370,063
Taxes	R$ 9,585,502	R$ 7,640,888	R$ 9,382,381
Taxes Percent	29.00%	24.20%	32.80%
Federal	R$ 9,576,426	R$ 7,632,666	R$ 9,375,150
Municipal	9,076	8,222	7,231
Compensation of third-party capital - rental	R$ 188,336	R$ 234,202	R$ 148,375
Compensation of third party capital rental percent	0.60%	0.70%	0.50%
Remuneration of interest on capital	R$ 12,965,123	R$ 13,413,763	R$ 9,498,812
Remuneration of interest on capital percent	39.20%	42.50%	33.20%
Dividends and interest on capital	R$ 7,620,000	R$ 6,000,000	R$ 6,200,000
Profit Reinvestment	5,146,035	7,365,506	3,249,313
Profit (loss) attributable to non-controlling interests	199,088	48,257	49,499
Total	R$ 33,063,569	R$ 31,593,812	R$ 28,597,255
Total percentage	100.00%	100.00%	100.00%